SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Mar. 01, 2018	Feb. 29, 2016
Net revenues	$ 2,562,984	$ 1,715,016	$ 1,043,100
Cost of revenues	1,164,454	882,316	522,327
Net income	364,514	194,663	112,490
Prepaid expenses and other current assets	202,630	133,235
Total assets	3,735,091	3,054,560
Accrued expenses and other current liabilities	365,195
Deferred revenue (current and non-current portion)	436,107			$ 753,134
Total liabilities	1,204,614	1,414,096
Retained earnings	920,314	565,202
Total equity	2,530,477	$ 1,640,464	$ 680,864		$ 440,736
Balances without adoption of Topic 606
Net revenues	2,570,144
Cost of revenues	1,169,628
Net income	366,500
Prepaid expenses and other current assets	205,459
Total assets	3,737,920
Accrued expenses and other current liabilities	292,011
Deferred revenue (current and non-current portion)	515,000
Total liabilities	1,210,323
Retained earnings	918,010
Total equity	2,527,597
Effect change higher/(lower)
Net revenues	(7,160)
Cost of revenues	(5,174)
Net income	(1,986)
Prepaid expenses and other current assets	(2,829)
Total assets	(2,829)
Accrued expenses and other current liabilities	73,184
Deferred revenue (current and non-current portion)	(78,893)
Total liabilities	(5,709)
Retained earnings	2,304
Total equity	$ 2,880